Shareholders' Deficit (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Shareholders' Deficit
Summary of common share activity

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Common shares, beginning balance	3,271,804	8,409,709	2,765,097	8,396,425
Issuance of common shares	1,216,612	59,033	1,723,319	72,317
Common shares, ending balance	4,488,416	8,468,742	4,488,416	8,468,742

	2020	2019
Common stock shares, beginning balance	8,396,425	8,273,865
Issuance of common stock	164,886	122,560
Repurchase of common stock	(5,796,214)	—
Common stock shares, ending balance	2,765,097	8,396,425